Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment
	December 31,
	2015	2014

Lab equipment	$541	$448
Computers	41	24
Furniture and fixtures	56	50

Total	638	522
Accumulated depreciation	(192)	(76)

Property and equipment, net	$446	$446